Unaudited Condensed Consolidated Statements of Comprehensive Income (Parentheticals) - $ / shares		6 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Earnings per common share - diluted		$ 0.26	$ 0.18
Weighted average shares - diluted	[1]	6,760,989	6,750,000

[1]	The share amounts are presented on a retrospective basis.